The Company, basis of presentation and significant accounting policies (Details) € in Thousands, $ in Thousands							12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jan. 01, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 01, 2020 EUR (€)	Jan. 01, 2018 EUR (€)	Dec. 31, 2023 EUR (€) item segment	Dec. 31, 2022 EUR (€) item	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)
The Company, basis of presentation and significant accounting policies
Number of operating segments | segment							2
Number of reportable segments | segment							2
Non-controlling interests	€ 1,206,274	€ 1,459,726					€ 1,206,274	€ 1,459,726
Number of companies consolidated | item							2,227	2,346
Number of first-time consolidations companies | item							33	68
Number of companies deconsolidated | item							151	27
Number of companies changed to equity method investees | item							1	30
Number of companies changed to equity investments | item							0	8
Number of companies accounted for by the equity method | item							57	79
Liability for remaining coverage
The Company, basis of presentation and significant accounting policies
Insurance contracts liability (asset)	€ 0						€ 0
NewCo
The Company, basis of presentation and significant accounting policies
Proportion of ownership interests held by non-controlling interests	25.00%
Non-controlling interests	€ 188,611						€ 188,611			$ 208,415
Costs of revenue previously recorded in selling, general and administrative expense
The Company, basis of presentation and significant accounting policies
Amount of reclassifications								€ 416,563	€ 304,000
Other operating income previously recorded in selling, general and administrative expense
The Company, basis of presentation and significant accounting policies
Amount of reclassifications								549,853	567,787
Other operating expense previously recorded in selling, general and administrative expense
The Company, basis of presentation and significant accounting policies
Amount of reclassifications								€ 747,554	€ 587,088
Other current financial assets previously reported in other current assets
The Company, basis of presentation and significant accounting policies
Amount of reclassifications		247,889		€ 211,311
Other non-current financial assets previously reported in other non-current assets
The Company, basis of presentation and significant accounting policies
Amount of reclassifications		615,796		727,305
Other current financial liabilities previously reported in current provisions and other current liabilities
The Company, basis of presentation and significant accounting policies
Amount of reclassifications		1,786,674		1,679,868
Other non-current financial liabilities previously reported in non-current provisions and other non-current liabilities
The Company, basis of presentation and significant accounting policies
Amount of reclassifications		835,506		€ 351,826
Accounts payable to related parties previously reported in short-term debt from unrelated parties
The Company, basis of presentation and significant accounting policies
Amount of reclassifications		€ 20,246
Argentina
The Company, basis of presentation and significant accounting policies
Impact of initial application of hyperinflationary accounting						€ 16,706
Index at December 31, 2023	3,533.2						3,533.2			3,533.2
Calendar year increase							211.00%
Loss on net monetary position in EUR							€ 22,505
Lebanon
The Company, basis of presentation and significant accounting policies
Impact of initial application of hyperinflationary accounting					€ 2,997
Index at December 31, 2023	5,978.13						5,978.13			5,978.13
Calendar year increase							192.00%
Loss on net monetary position in EUR							€ 2,857
Turkiye
The Company, basis of presentation and significant accounting policies
Impact of initial application of hyperinflationary accounting			€ 22,919
Index at December 31, 2023	1,859.38						1,859.38			1,859.38
Calendar year increase							65.00%
Loss on net monetary position in EUR							€ 6,754